Offerings	May 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	940,657
Proposed Maximum Offering Price per Unit	17.79
Maximum Aggregate Offering Price	$ 16,734,288.03
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,311.01
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional ordinary shares that may become issuable to prevent dilution from any stock splits, stock dividends or similar transactions that could affect the securities to be offered by the Selling Shareholders named in this Registration Statement, and the ordinary shares set forth in this table shall be adjusted to include such shares, as applicable. (2) Represents (i) 500,000 ordinary shares issued pursuant to certain Simple Agreement for Future Tokens between the Company and QB Limited, a Hong Kong company, dated April 24, 2026 (the "QB Agreement"); and (ii) 440,657 ordinary shares held by certain affiliates of the Company. (3) Based on the average of the high ($18.90) and low ($16.68) prices of the registrant's ordinary shares on the Nasdaq on May 21, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable on exercise of Warrants
Amount Registered | shares	7,306
Proposed Maximum Offering Price per Unit	17.79
Maximum Aggregate Offering Price	$ 129,973.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 17.95
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional ordinary shares that may become issuable to prevent dilution from any stock splits, stock dividends or similar transactions that could affect the securities to be offered by the Selling Shareholders named in this Registration Statement, and the ordinary shares set forth in this table shall be adjusted to include such shares, as applicable. (4) Represents up to 7,306 ordinary shares issuable upon the exercise of 292,250 Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	292,250
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 3,360,875.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 464.14
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional ordinary shares that may become issuable to prevent dilution from any stock splits, stock dividends or similar transactions that could affect the securities to be offered by the Selling Shareholders named in this Registration Statement, and the ordinary shares set forth in this table shall be adjusted to include such shares, as applicable. (5) Based on the exercise price of Warrants which is $11.50.